INCOME TAXES (Table)	12 Months Ended
Dec. 31, 2014
INCOME TAXES
Schedule of principal components of the deferred tax assets and liabilities

	As of December 31,
	2013	2014

Current deferred tax assets:
Accrued payroll	$638	$2,885
Accrued expenses	45	214
Accrued inventory provision	—	132
Less: Valuation allowance	(683)	(3,231)
Current deferred tax assets, net	—	—

Non-current deferred tax asset:
Net operating loss carry forwards	7,959	10,476
Less: Valuation allowance	(7,959)	(10,476)
Non-current deferred tax asset, net	—	—
Total deferred tax asset, net	$—	$—

Schedule of movement of valuation allowance
	2013	2014

Balance at beginning of the period	$8,840	$8,642
Additions	228	5,683
Reversals	(426)	(618)
Balance at end of the period	$8,642	$13,707

Schedule of reconciliation between the expense (benefit) of income taxes computed by applying the PRC tax rate to income (loss) before income taxes and the actual provision for income taxes

	Years ended December 31,
	2012	2013	2014

Loss before provision of income tax	$(4,211)	$(4,750)	$(29,917)
Statutory tax rate in the PRC	25%	25%	25%
Income tax at statutory tax rate	(1,053)	(1,187)	(7,479)
Non-deductible expenses	403	225	92
Effect of income tax holiday and preferential tax rates	(41)	(62)	(76)
Effect of income tax rate differences in jurisdictions other than the PRC	1,105	1,291	2,468
Changes in valuation allowances	(395)	(198)	5,065
Income tax expense	$19	$69	$70